Summary of Significant Accounting Policies - Schedule of Changes in Carrying Value of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross amount of goodwill [Roll Forward]
Beginning balance	$ 4,463,531	$ 4,557,609	$ 4,485,209
Non-tax deductible goodwill acquired during the period	581,128
Fair value and other adjustments	(16,993)	(7,359)	(3,412)
Currency effects	(3,975)	(68,161)	44,554
Ending balance	5,023,691	4,463,531	4,557,609
Accumulated goodwill impairment	158,420	158,420	158,420
GLOBAL RIM BUSINESS
Gross amount of goodwill [Roll Forward]
Beginning balance	3,972,852	4,022,641	3,940,303
Non-tax deductible goodwill acquired during the period	978
Fair value and other adjustments	(16,993)	(6,091)	(3,815)
Currency effects	(1,004)	(58,104)	31,895
Ending balance	3,955,833	3,972,852	4,022,641
Accumulated goodwill impairment	132,409	132,409	132,409
GLOBAL DATA CENTER BUSINESS
Gross amount of goodwill [Roll Forward]
Beginning balance	426,074	436,987	424,568
Non-tax deductible goodwill acquired during the period	0
Fair value and other adjustments	0	0	0
Currency effects	(2,702)	(10,913)	12,419
Ending balance	423,372	426,074	436,987
Accumulated goodwill impairment	0	0	0
CORPORATE AND OTHER BUSINESS
Gross amount of goodwill [Roll Forward]
Beginning balance	64,605	97,981	120,338
Non-tax deductible goodwill acquired during the period	580,150
Fair value and other adjustments	0	(1,268)	403
Currency effects	(269)	856	240
Ending balance	644,486	64,605	97,981
Accumulated goodwill impairment	$ 26,011	$ 26,011	$ 26,011